Interest Expense - Schedule of Interest Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest Expense [Abstract]
Interest on SVB debt facility (Note 11(a))	$ 0	$ 601,637
Other interest and accretion	0	1,936
Total	$ 0	$ 603,573